Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of property and equipment are stated at cost less accumulated and impairment
Property, equipment and software are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which range as follows:

Servers and computers	3-5 years
Furniture, fixtures, office and other equipment	3-5 years
Leasehold improvements	The shorter of the useful life or term of the lease
Software and others	3-5 years

Schedule of disaggregation of revenue
For the years ended December 31, 2021, 2022 and 2023, substantially all of the Group’s net revenues were generated in the PRC. The following table provides information about disaggregated revenue by types:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Learning services	2,441,421	3,084,375	3,148,114

Tutoring services	2,271,036	2,886,126	2,914,064
Fee-based premium services	170,385	198,249	234,050
Smart devices	980,424	1,256,446	909,192
Online marketing services	593,949	672,361	1,331,902

Total net revenues	4,015,794	5,013,182	5,389,208